Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Repayments of Related Party Debt	$ 1,041,097	$ 5,127,251	$ 1,153,063
Loans made of related parties		351,924
Mr. Jie Liu [Member]
Related Party Transaction [Line Items]
Loans made of related parties	351,924
Related Party [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	1,064,327	1,051,514	4,683,578
Repayments of Related Party Debt	$ 5,266,202	$ 1,662,351	$ 1,153,063